UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2011
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SRS Investment Management, LLC
           ------------------------------------------
Address:          1 Bryant Park, 39th Floor
           ------------------------------------------
                  New York, New York 10036
           ------------------------------------------

           ------------------------------------------

Form 13F File Number: 028-14298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karthik R. Sarma
           ------------------------------------------
Title:            Managing Member
           ------------------------------------------
Phone:            (212) 520-7907
           ------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Karthik R. Sarma             New York, NY              5/13/2011
----------------------------     --------------------     --------------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ----------------------
Form 13F Information Table Entry Total:         17
                                          ----------------------
Form 13F Information Table Value Total:         $897,334
                                          ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         Column 1              Column 2    Column 3  Column 4          Column 5         Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
      NAME OF ISSUER           TITLE OF     CUSIP      VALUE    SHARES/   SH/PRN  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                CLASS                 (x1000)   PRN AMT           CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC COM                 COM         037833100    45,306    130,000      SH        SOLE        NONE       130,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
AEROFLEX HLDG CORP            COM         007767106    11,980    657,867      SH        SOLE        NONE       657,867       0     0
------------------------------------------------------------------------------------------------------------------------------------
AVIS BUDGET GROUP             COM         053774105   161,190  9,000,000      SH        SOLE        NONE     9,000,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC           COM         285512109   117,180  6,000,000      SH        SOLE        NONE     6,000,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC           COM         285512109    58,590  3,000,000          CALL  SOLE        NONE     3,000,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
ENTROPIC COMMUNICATIONS INC   COM         29384R105     1,131    133,800      SH        SOLE        NONE       133,800       0     0
------------------------------------------------------------------------------------------------------------------------------------
EXLSERVICE HOLDINGS INC       COM         302081104     8,460    400,000      SH        SOLE        NONE       400,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC           COM         302182100     2,781     50,000      SH        SOLE        NONE        50,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
GENPACT LIMITED               SHS         G3922B107    43,996  3,038,400      SH        SOLE        NONE     3,038,400       0     0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A        38259P508    29,338     50,000      SH        SOLE        NONE        50,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CL A        38259P508   234,704    400,000          CALL  SOLE        NONE       400,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
MAKEMYTRIP LIMITED MAURITIUS  SHS         V5633W109     1,172     40,000      SH        SOLE        NONE        40,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CINEMEDIA INC        COM         635309107     3,424    183,400      SH        SOLE        NONE       183,400       0     0
------------------------------------------------------------------------------------------------------------------------------------
SOLARWINDS INC                COM         83416B109    68,621  2,925,000      SH        SOLE        NONE     2,925,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
VANCEINFO TECHNOLOGIES INC    ADR         921564100     3,141    100,000      SH        SOLE        NONE       100,000       0     0
------------------------------------------------------------------------------------------------------------------------------------
WNS HOLDINGS LTD              SPON ADR    92932M101     8,341    790,626      SH        SOLE        NONE       790,626       0     0
------------------------------------------------------------------------------------------------------------------------------------
XEROX CORP                    COM         984121103    97,980  9,200,000      SH        SOLE        NONE     9,200,000       0     0
------------------------------------------------------------------------------------------------------------------------------------